Schedule of short-term loans (Details) (Paranthetical) - USD ($)					1 Months Ended		6 Months Ended
		Mar. 15, 2024	May 26, 2023	May 15, 2023	Jul. 31, 2024	May 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Apr. 30, 2024
Line of Credit Facility [Line Items]
Convertible promissory note							$ 100,000
Accrued interests								0.00%
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Line of Credit Facility [Line Items]
Shares converted						700,000
Advisory services payment		$ 180,000		$ 180,000
Debt principal amount				712,254
Debt with unpaid and accured interest				$ 731,373
Accrued interests				8.00%
Convertible note		$ 911,373		$ 911,373					$ 889,000
James Tan Settlement Agreement [Member] | Mr. Meng Dong Tan [Member]
Line of Credit Facility [Line Items]
Debt principal amount			$ 22,500
Debt with unpaid and accured interest			$ 24,004
Accrued interests			8.00%
Maturity date			Mar. 15, 2024
Debt amount convertible			$ 24,004
Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Maturity date	[1],[2]						Jul. 31, 2024
Meng Dong James Tan [Member] | 8i Holdings 2 Ptd Ltd [Member]
Line of Credit Facility [Line Items]
Bank/Private lender Name							10.00%
Subsequent Event [Member] | Maxim Group LLC [Member] | Convertible Notes Third Parties [Member]
Line of Credit Facility [Line Items]
Shares converted					422,625

[1]	In July 2024, Maxim has assigned the convertible note to a third party, and the entire amount convertible notes has been converted into
[2]	Since May 15, 2023, 8i Enterprises Pte Ltd (“8iEPL), a company owned by Mr. Tan, has been rendering certain advisory services for the Company. Pursuant to a certain Settlement Agreement between the Company and 8iEPL dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (“8iEPL Convertible Note”). In April 2024, 8iEPL assigned the 8iEPL Convertible Note to a third party for an amount of $889,000. In May 2024, the balance was converted into 700,000 shares of the Company’s ordinary shares.